GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. ("the Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.	Acquisition of Natural Speech Communication Ltd. (“NSC”):

Through December 31, 2009, the Company had invested an aggregate of $ 8,418 in NSC, a privately-held company engaged in speech recognition. As of December 31, 2009, the Company owned 59.7% of the outstanding share capital of NSC, which has been consolidated into the financial results of the Company since December 2008.

In January 2010, the Company entered into an agreement to acquire all of the outstanding equity of NSC that it did not own as of December 31, 2009. The closing of the transaction occurred in May 2010. Pursuant to the agreement, the Company purchased the remaining 40.3% of the shares from NSC's non-controlling shareholders for a maximum total consideration of $ 1,733, which includes payments to employees, who were also former NSC's shareholders, that exceeded the fair value of NSC's shares. As a result, the payments in excess of fair value were treated as employee related expenses. The payment of the total consideration can be made, at the Company's option, in any combination of cash and the Company's shares. In accordance with the agreement, $ 224, $ 278 and $ 336 were paid in cash in the years ended December 31, 2010, 2011 and 2012 respectively. An additional amount of $ 395 was paid in March 2013. Additional earn-out consideration of up to $ 500 is payable in 2013, since certain aggregate revenue milestones were met for the years ended December 31, 2010, 2011 and 2012. The obligation to pay the consideration to the former NSC shareholders was recorded in the balance sheet as a liability.

The liability recorded was comprised of two components: (1) The contingent payments for which the Company recorded a contingent consideration liability of $ 329 based on its estimated fair value as of the closing of the transaction. This amount was estimated by utilizing an income approach, taking into account the potential cash payments based on the Company's expectation as to NSC's future revenues in each of the years ended December 31, 2010, 2011 and 2012, and was discounted to arrive at a present value amount.

The discount rate was based on the market interest rate and NSC's estimated operational capitalization rate. The contingent consideration liability was marked to market at fair value at each reporting date based on the Company's policy with subsequent changes in the value of the liability recorded in finance expenses in the statement of operations, while changes due to changes in estimates were recorded within operating income or expenses and (2) A liability with respect to the commitment for future payments was recorded at present value which amounted to $ 967. Such obligation is not re-measured at subsequent periods and would only be adjusted for changes in time value. As this was an equity transaction between

AudioCodes and NSC's non-controlling shareholders, the Company reduced its equity by $ 1,370 for the excess costs over book value related to the non-controlling interest in NSC, as required in accordance with Accounting Standards Codification (“ASC”) 810, "Consolidation".

As of December 31, 2011 and 2012, the contingent consideration liability estimated fair value amounted to $ 412 and $ 115, respectively, and the liability with respect to the commitment for future payments amounted to $ 707 and $ 391, respectively. Of the total liability, as of December 31, 2011, an aggregate amount equal to $ 787 was classified as a long-term liability, while as of December 31, 2012, the total liability was classified as a short-term liability.

c.	The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.	The Group's major customer in the years ended December 31, 2010, 2011 and 2012, accounted for 10%, 14.4% and 13.7% of the Group's revenues in those years, respectively. No other customer accounted for more than 10% of the Group's revenues in those periods.